Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets (liabilities)
Current deferred tax assets (liabilities)	$ 187	$ 298
Deferred revenues	0	0
Current deferred tax assets	187	298
Valuation allowances	(187)	(298)
Net current deferred tax assets	0	0
Net operating loss carryforwards	22,332	19,224
Stock based compensation	3,359	2,987
Research and development tax credit	1,842	1,627
Other	72	51
Non-current deferred tax assets	27,605	23,889
Valuation allowances	(27,582)	(23,884)
Net non-current deferred tax assets	23	5
Non-current deferred tax liabilities	(23)	(5)
Net deferred tax assets	$ 0	$ 0